Pension Liabilities, Net	12 Months Ended
Dec. 31, 2012
Pension Liabilities, Net [Abstract]
Pension Liabilities, Net
NOTE 12:-	PENSION LIABILITIES, NET

The Norwegian subsidiary Ceragon Networks AS (formerly "Nera Networks AS") has both defined benefit scheme (overfunded and underfunded) and defined contribution schemes.

Defined contribution - overfunded - Under the defined contributions scheme Ceragon Networks AS makes a payment to the insurance company who administer the fund on behalf of the employee. Ceragon Networks AS has no liabilities relating to such schemes after the payment to the insurance company. As of December 31, 2012 almost all active employees are in this scheme. The contribution and the corresponding social security taxes are recognized as payroll expenses in the period to which the employee's services are rendered. The defined pension contribution schemes meet the requirements of the law on compulsory occupational pension.

Defined benefit scheme - overfunded - Defined benefit scheme was stopped for admission from December 1, 2007, and persons that were employed after that date were automatically entered into the defined contribution scheme. The schemes give right to defined future benefits. These are mainly dependent on the number of qualifying employment years, salary level at pension age, and the amount of benefits from the national insurance scheme. The commitment related to the pension scheme is covered through an insurance company. As of December 31, 2012 the pension scheme has 139 members out of which 133 are retired. The fair value of plan assets exceeds the defined benefit obligation.

Defined benefit scheme - underfunded - The underfunded defined benefit scheme mainly consists of a pension agreement for former executives and of early retirement pensions (the "AFP"). The Pension scheme for former executives is stopped for admission. The scheme gives right to defined future benefits. These are mainly dependent on the number of qualifying employment years, salary level at pension age, and the amount of benefits from the national insurance scheme.

The AFP arrangement has been terminated in 2010. The AFP-liability following the old scheme was recognized in the balance sheet as debt and was recognized as income in 2010, with the exception of the liability relating to previous employees who are now retirees in this scheme.

With the termination of the old AFP (early retirement) scheme there was a deficit. The liability is set to best estimates, the present value of estimated future premium payments in the period 2013-2015.

Additionally, Ceragon Networks AS has an agreed early retirement scheme (AFP). The new AFP-scheme, in force from 1 January 2011, is a defined benefit multi-enterprise scheme, but is recognized in the accounts as a defined contribution scheme until reliable and sufficient information is available for the group to recognize its proportional share of pension cost, pension liability and pension funds in the scheme. Ceragon Networks AS's liabilities are therefore not recognized as liability in the balance sheet.

The difference between the liability (the Projected Benefit Obligation or PBO as defined in ASC No. 715 "Compensation - Retirement Benefits" ("ASC 715") and the market value of the plan assets is accounted for on the financial statements of the Company.

The liabilities in respect of Ceragon Networks AS's pension plans have been recalculated based on updated employee numbers and asset values at December 31, 2012. These plans together represent 100% of the PBO of the entire group. The value for the other liabilities has been projected from the results of the valuation on the date of Acquisition and updated for changes in discount rate.

The following tables provide a reconciliation of the changes in the plans' benefits obligation and fair value of assets for the year ended December 31, 2012, and the statement of funded status as of December 31, 2012:

	December 31,
	2011	2012

Accumulated benefit obligation	$9,860	$9,643

Change in projected benefit obligation
Projected benefit obligation at beginning of year	$-	$9,992
Liability assumed at the acquisition date of Nera	11,532	-
Service cost	59	63
Interest cost	323	349
Expenses paid	(1,296)	(992)
Exchange rates differences	-	565
Actuarial gain	(626)	(268)

Projected benefit obligation at end of year	$9,992	$9,709

Change in plan assets
Fair value of plan assets at beginning of year	$-	$7,122
Acquisition of Nera	7,500	-
Actual return on plan assets	272	294
Employer contributions to plan	52	95
Expenses paid	(702)	(524)
Exchange rates differences	-	525
Actuarial gain	-	(116)

Fair value of plan assets at end of year	$7,122	$7,396

The assumptions used in the measurement of the Company' benefits obligations as of December 31, 2012 is as follows:

	December 31, 2011	December 31, 2012
Weighted-average assumptions
Discount rate	3.80%	4.20%
Expected return on plan assets	4.10%	3.60%
Rate of compensation increase	3.50%	3.25%

The amounts reported for net periodic pension costs and the respective benefit obligation amounts are dependent upon the actuarial assumptions used.  The Company reviews historical trends, future expectations, current market conditions and external data to determine the assumptions. The discount rate is determined considering the yield of government bonds.  For purposes of calculating the 2012 net periodic benefit cost and the benefit obligation, the Company used a discount rate of 4.2%.  The rate of compensation increase is determined by the Company, based upon its long-term plans for such increases.

The following table provides the components of net periodic benefits cost for the year ended December 31, 2012:

	December 31, 2011	December 31, 2012
Components of net periodic benefit cost
Service cost	$59	$63
Interest cost	323	349
Expected return on plan assets	(272)	(294)
Amortization of net loss	-	-
Exchange rates differences	-	5
Settlement gain recognized	-	-

Net periodic benefit cost	$110	$123

Benefit payments are expected to be paid as follows:

	December 31, 2011	December 31, 2012

2013	$817	$763
2014	561	261
2015	361	229
2016	223	199
2017 and thereafter	908	1,050

	$2,870	$2,502

The plan asset allocations at December 31, 2012 is as follows:

	December 31, 2011	December 31, 2012

Bonds	49%	56%
Real estate	16%	14%
Cash	17%	20%
Shares	18%	10%

	100%	100%

Regarding the policy for amortizing actuarial gains or losses for pension and post-employment plans, the Company has chosen to charge the actuarial gains or losses to statement of income (loss).

For the years ended December 31, 2011 and 2012, an actuarial gain of $325 and $158, respectively, was recognized in statements of income (loss).